Schedule G, Part III - Schedule of Nonexempt Transactions (Details) - EBP 001 - USD ($)		12 Months Ended
	May 15, 2025	May 31, 2025
EBP, Schedule Of Nonexempt Transactions [Line Items]
Entity tax identification number		93-0584541
Plan number		001
Expenses of the Plan sponsor improperly paid by the Plan and corrected	$ 26,784.1
Purchase price		$ 0
Selling price		27,371.61
Lease rental		0
Expenses incurred in connection with transaction		0
Cost of asset		26,784.1
Current value of asset		27,371.61
Net gain or (loss) on each transaction		$ 587.51